Income taxes - Rate reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 57	$ 32	$ 37
Non-deductible items	9	16	10
Withholding and other taxes	23	18	8
Foreign tax differential	(30)	(3)	(2)
Adjustments recognized in the current period for income tax of prior periods	2	(3)	(7)
Losses not recognized	7	6	3
Other	(1)	(2)	(1)
Income tax expense	$ 67	$ 64	$ 48
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	22.70%	22.60%	24.20%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	26.80%	45.10%	31.60%